Federated American Leaders Fund, Inc.
Cash Trust Series, Inc.
Government Cash Series
Municipal Cash Series
Prime Cash Series
Treasury Cash Series
Cash Trust Series II
Treasury Cash Series II
Federated Adjustable Rate Securities Fund
Federated Equity Funds
Federated Capital Appreciation Fund
Federated Clover Mid Value Fund
Federated Clover Small Value Fund
Federated Clover Value Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
Federated Market Opportunity Fund
Federated Mid Cap Growth Strategies Fund
Federated Prudent Bear Fund
Federated Strategic Value Fund
Federated Fixed Income Securities, Inc.
Federated Municipal Ultrashort Fund
Federated High Income Bond Fund, Inc.
Federated Income Securities Trust
Federated Fund for U.S. Government Securities
Federated Intermediate Corporate Bond Fund
Federated Muni and Stock Advantage Fund
Federated Prudent Global Income Fund
Federated Real Return Bond Fund
Federated Short-Term Income Fund
Federated Index Trust
Federated Max-Cap Index Fund
Federated Mid-Cap Index Fund
Federated Mini-Cap Index Fund
Federated Institutional Trust
Federated Government Ultrashort Duration Fund
Federated Institutional High Yield Bond Fund
Federated Intermediate Government/Corporate Fund
Federated Municipal Securities Fund, Inc.
Federated Municipal Securities Income Trust
Federated California Municipal Income Fund
Federated Michigan Intermediate Municipal Trust
Federated Municipal High Yield Advantage Fund
Federated New York Municipal Income Fund
Federated North Carolina Municipal Income Fund
Federated Ohio Municipal Income Fund
Federated Pennsylvania Municipal Income Fund
Federated Short-Intermediate Duration Municipal Trust
Federated Stock Trust
Federated Total Return Series, Inc.
Federated Mortgage Fund
Federated Ultrashort Bond Fund
Federated U.S. Government Securities Fund: 1-3 Years
Federated U.S. Government Bond Fund
Intermediate Municipal Trust
Federated Intermediate Municipal Trust
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SUPPLEMENT TO THE CURRENT STATEMENTS OF ADDITIONAL INFORMATION
The following information pertains to all classes of the above named Federated Funds

1.  As of March 31, 2009, Thomas G. Bigley retired from his position as a Trustee/Director of the above-named Funds and as a member of the Board of Directors’/Trustees’ Audit Committee and Nominating Committee.

June 9, 2009

40708 (6/09)